Non-cash transactions	12 Months Ended
Dec. 31, 2024
Non-cash transactions
Non-cash transactions

27. Non-cash transactions

Non-cash transactions for the years ended December 31, 2024, 2023 and 2022 are, respectively:

(i)	Additions and renegotiations of right of use assets and lease liabilities in the amount of R$ 47,391, R$23,871 and R$12,002 (note 16).
(ii)	Disposals of contracts of right of use assets and lease liabilities in the amount of R$ 13,034, R$ 38,386 and R$ 3,180 (note 16).
(iii)	Accounts payable assumed in the acquisition: In 2023 (i) Start, in the amount of R$1,698. In 2022 (i) Phidelis, in the amount of R$ 12,733.